Other operating (expense)/income (Tables)	6 Months Ended
Jun. 30, 2025
Other operating (expense)/income
Summary of analysis of the group's other operating (expenses)/income

	3 months ended June 30,		6 months ended June 30,
	2025	2024	2025	2024
	£ 000	£ 000	£ 000	£ 000
Government grants	1,197	1,896	2,652	4,113
R&D Expenditure Credit (“RDEC”)	—	366	(7,553)	740
Other	—	—	6	—
Rolls-Royce settlement	—	27,910	—	27,910
	1,197	30,172	(4,895)	32,763